Employee future benefits - Future Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	$ 4,299
Included in profit or loss
Future plan expense	208	$ 226
Other
Net defined benefit liability (asset), ending balance	4,396	4,299
Defined benefit pension plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	4,215	4,794
Included in profit or loss
Current service cost	37	57
Interest cost (income)	168	166
Benefits payable	0	0
Future plan expense	205	223
Actuarial loss (gain) arising from:
Demographic assumptions	(236)	(49)
Financial assumptions	2,343	(1,331)
Experience adjustment	(131)	(2)
Return on plan assets excluding interest income	(1,593)	1,075
Plan expenses	0	0
Remeasurement (gains) losses	383	(307)
Other
Contributions paid by the employer	(495)	(495)
Payments in respect of settlements, net defined benefit liability (asset)	0	0
Other total	(495)	(495)
Net defined benefit liability (asset), ending balance	4,308	4,215
Defined benefit pension plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	16,255	17,603
Included in profit or loss
Current service cost	37	57
Interest cost (income)	661	621
Benefits payable	0	0
Future plan expense	698	678
Actuarial loss (gain) arising from:
Demographic assumptions	(236)	(49)
Financial assumptions	2,343	(1,331)
Experience adjustment	(131)	(2)
Return on plan assets excluding interest income	0	0
Plan expenses	(35)	(35)
Remeasurement (gains) losses	1,941	(1,417)
Other
Contributions paid by the employer	0	0
Payments in respect of settlements, net defined benefit liability (asset)	(622)	(609)
Other total	(622)	(609)
Net defined benefit liability (asset), ending balance	18,272	16,255
Defined benefit pension plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(12,040)	(12,809)
Included in profit or loss
Current service cost	0	0
Interest cost (income)	(493)	(455)
Benefits payable	0	0
Future plan expense	(493)	(455)
Actuarial loss (gain) arising from:
Demographic assumptions	0	0
Financial assumptions	0	0
Experience adjustment	0	0
Return on plan assets excluding interest income	(1,593)	1,075
Plan expenses	35	35
Remeasurement (gains) losses	(1,558)	1,110
Other
Contributions paid by the employer	(495)	(495)
Payments in respect of settlements, net defined benefit liability (asset)	622	609
Other total	127	114
Net defined benefit liability (asset), ending balance	(13,964)	(12,040)
Other post-retirement benefit plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	84	120
Included in profit or loss
Interest cost (income)	3	3
Future plan expense	3	3
Actuarial loss (gain) arising from:
Demographic assumptions	0	0
Financial assumptions	7	(5)
Experience adjustment	10	7
Remeasurement (gains) losses	17	2
Other
Contributions paid by the employer	(16)	(41)
Payments in respect of settlements, net defined benefit liability (asset)	0	0
Other total	(16)	(41)
Net defined benefit liability (asset), ending balance	88	84
Other post-retirement benefit plan | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	84	120
Included in profit or loss
Interest cost (income)	3	3
Future plan expense	3	3
Actuarial loss (gain) arising from:
Demographic assumptions	0	0
Financial assumptions	7	(5)
Experience adjustment	10	7
Remeasurement (gains) losses	17	2
Other
Contributions paid by the employer	0	0
Payments in respect of settlements, net defined benefit liability (asset)	(16)	(41)
Other total	(16)	(41)
Net defined benefit liability (asset), ending balance	88	84
Other post-retirement benefit plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	0	0
Included in profit or loss
Interest cost (income)	0	0
Future plan expense	0	0
Actuarial loss (gain) arising from:
Demographic assumptions	0	0
Financial assumptions	0	0
Experience adjustment	0	0
Remeasurement (gains) losses	0	0
Other
Contributions paid by the employer	(16)	(41)
Payments in respect of settlements, net defined benefit liability (asset)	16	41
Other total	0	0
Net defined benefit liability (asset), ending balance	$ 0	$ 0